Goodwill and Intangible assets	6 Months Ended
Jun. 30, 2021
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Goodwill and Intangible assets
2.5.8 Goodwill and Intangible assets

	As at June 30,	As at December 31,
(€‘000)	2021	2020
OnCyte IPRD	33 676	33 678
C-Cath development costs	507	540
Goodwill	883	883
Patents & Licenses	1 016	1 019
Other intangible assets	45	51

Total Goodwill and Intangible assets	36 127	36 171

The variance on the total intangible assets as of June 30, 2021 resulted primarily from the regular amortization of
C-Cathez
development costs and the Group’s Patents & Licenses. Goodwill and OnCyte IPRD are not amortized, but are tested for impairment at least annually and whenever events or changes in circumstances indicate that their carrying value may not be recoverable. An impairment test has been performed by the Group’s management, using similar assumptions as the ones used for the contingent consideration liability reassessment (under note 2.5.16.2)
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, leading to the conclusion that no impairment was identified as of June 30, 2021.